Earnings per Share - Schedule of Computation of Basic Loss Per Share (EPS) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic loss per share (in dollars per share)	$ 0.09	$ (1.64)	$ (1.43)
Diluted loss per share (in dollars per share)	$ 0.09	$ (1.64)	$ (1.43)
Issued ordinary shares at the end of the year (in shares)	264,080,391	229,263,598	137,218,175
Weighted average number of shares outstanding, basic, during the year (in shares)	244,270,405	178,404,637	134,726,336
Dilutive effect of share options and RSU (in shares)	3,880,209	0	0
Weighted average shares outstanding, diluted (in shares)	248,150,614	178,404,637	134,726,336
Convertible bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	34,260,413	5,540,079	5,540,079
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effect of share options and RSU (in shares)	8,559,698
Number of anti-dilutive securities (in shares)	2,160,000	9,445,006	5,670,000
Performance stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	500,000	500,000	0
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effect of share options and RSU (in shares)	112,780
Number of anti-dilutive securities (in shares)	0	88,584	0